Regulatory Capital (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital [Abstract]
Minimum Tier 1 capital ratio (in hundredths)	8.00%	8.00%
Minimum total risk based capital ratio	12.00%	12.00%
Actual [Abstract]
Total capital (to risk-weighted assets)	$ 205,635	$ 199,098	$ 174,144
Tier I capital (to risk-weighted assets)	191,736	184,542	158,994
Tier I capital (to average assets)	191,736	184,542	158,994
State of Wisconsin (to total assets)	191,736	184,542	158,994
Total capital (to risk-weighted assets)	18.75%	17.34%	14.58%
Tier I capital (to risk-weighted assets)	17.49%	16.07%	13.31%
Tier I capital (to average assets)	11.79%	11.13%	9.16%
State of Wisconsin (to total assets) (in hundredths)	11.82%	11.15%	9.31%
For Capital Adequacy Purposes [Abstract]
Total capital (to risk-weighted assets)	87,726	91,844	95,579
Tier I capital (to risk-weighted assets)	43,863	45,922	47,790
Tier I capital (to average assets)	65,061	66,312	69,447
State of Wisconsin (to total assets)	97,339	99,305	102,463
Total capital (to risk-weighted assets)	8.00%	8.00%	8.00%
Tier I capital (to risk-weighted assets)	4.00%	4.00%	4.00%
Tier I capital (to average assets)	4.00%	4.00%	4.00%
State of Wisconsin (to total assets)	6.00%	6.00%	6.00%
To Be Well-Capitalized Under Prompt Corrective Action Provisions [Abstract]
Total capital (to risk-weighted assets)	109,657	114,806	119,474
Tier I capital (to risk-weighted assets)	65,794	68,883	71,684
Tier I capital (to average assets)	$ 81,326	$ 82,890	$ 86,808
Total capital (to risk-weighted assets)	10.00%	10.00%	10.00%
Tier I capital (to risk-weighted assets)	6.00%	6.00%	6.00%
Tier I capital (to average assets)	5.00%	5.00%	5.00%